Mayer, Brown, Rowe & Maw LLP

71 South Wacker Drive

Chicago, Illinois 60606

Lawrence R. Hamilton

Direct Dial: (312) 701-7055

Facsimile: (312) 706-8333

Email: LHamilton@mayerbrownrowe.com

August 29, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Duff & Phelps Utility and Corporate Bond Trust Inc. (File No. 811-07358)
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Duff & Phelps Utility and Corporate Bond Trust Inc., a Maryland corporation registered under the Investment Company Act of 1940 as a closed-end diversified management investment company (the “Company”), filed herewith is a Registration Statement on Form N-2, including exhibits, filed under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-07358).

Please direct any questions regarding this filing to the undersigned at (312) 701-7055 or to John R. Sagan at (312) 701-7123.

Very truly yours,

/s/ Lawrence R. Hamilton
Lawrence R. Hamilton